INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENT PROPERTIES
Schedule of investment property summary

As at December 31,	2019	2018
Income-producing properties	$4,377,623	$3,403,985
Properties under development	51,310	17,009
Land held for development	28,966	3,984
	$4,457,899	$3,424,978

Schedule of changes in investment properties

Years ended December 31,	2019			2018
	Income- producing properties	Properties under development	Land held for development	Income- producing properties	Properties under development	Land held for development
Balance, beginning of year	$3,403,985	$17,009	$3,984	$2,714,684	$—	$18,884
Ground leases (1) (note 2(o))	11,801	—	—	—	—	—
Adjusted balance, beginning of year	$3,415,786	$17,009	$3,984	$2,714,684	$—	$18,884
Additions
— Capital expenditures:
Maintenance or improvements	3,272	—	—	8,164	—	—
Developments or expansions	3,641	27,250	—	19,986	287	66
— Acquisitions (note 3)	951,065	8,932	24,939	542,998	—	1,232
— Leasing commissions	1,079	—	—	3,340	—	—
— Tenant incentives	515	—	—	816	—	—
Transfers to properties under development	—	—	—	(12,206)	16,473	(4,267)
Fair value gains (losses), net	243,351	(135)	557	353,258	—	1,253
Foreign currency translation, net	(180,107)	(1,746)	(514)	147,336	249	196
Amortization of straight-line rent	5,074	—	—	4,274	—	—
Amortization of tenant incentives	(5,122)	—	—	(5,402)	—	—
Other changes	189	—	—	(972)	—	—
Classified as assets held for sale (note 5)	(61,120)	—	—	(372,291)	—	(13,380)
Balance, end of year	$4,377,623	$51,310	$28,966	$3,403,985	$17,009	$3,984

(1)	Impact of adoption of IFRS 16, Leases effective January 1, 2019.

Schedule of minimum rental commitments payable on non-cancellable operating leases

2020	$267,967
2021	262,063
2022	247,796
2023	218,757
2024	148,423
2025 and thereafter	818,685
$1,963,691

Schedule of the key valuation metrics for income-producing properties by country
Valuations are most sensitive to changes in discount rates and terminal capitalization rates. The key valuation metrics for income-producing properties by country are set out below:

As at December 31,	2019			2018 (1)
	Weighted average (2)	Maximum	Minimum	Weighted average (2)	Maximum	Minimum
Canada
Discount rate	5.90%	8.75%	5.25%	5.63%	7.75%	5.00%
Terminal capitalization rate	5.55%	8.00%	5.00%	6.01%	7.00%	5.00%

United States
Discount rate	6.41%	9.50%	5.00%	6.68%	10.00%	5.75%
Terminal capitalization rate	6.23%	8.75%	5.25%	6.46%	9.75%	5.25%

Germany
Discount rate	6.83%	8.25%	5.70%	6.89%	8.25%	5.70%
Terminal capitalization rate	6.31%	8.75%	5.00%	6.89%	8.75%	5.25%

Austria
Discount rate	7.96%	10.00%	7.00%	8.37%	10.00%	8.00%
Terminal capitalization rate	7.34%	9.75%	6.75%	7.88%	10.00%	7.00%

Netherlands
Discount rate	5.24%	6.00%	4.70%	5.93%	6.50%	5.70%
Terminal capitalization rate	6.14%	7.55%	5.60%	6.48%	7.45%	6.00%

Other
Discount rate	8.25%	10.00%	7.25%	8.23%	9.50%	6.75%
Terminal capitalization rate	8.20%	9.75%	6.25%	8.48%	10.00%	6.75%

Total
Discount rate	6.60%	10.00%	4.70%	6.90%	10.00%	5.00%
Terminal capitalization rate	6.32%	9.75%	5.00%	6.81%	10.00%	5.00%

(1)	Excludes assets held for sale (note 5).
(2)	Weighted based on income-producing property fair value.

Schedule of sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value
+50 basis points	$4,214,326	$(163,297)	$4,183,724	$(193,899)
+25 basis points	4,292,338	(85,285)	4,276,122	(101,501)
Base rate	4,377,623	—	4,377,623	—
-25 basis points	4,460,971	83,348	4,487,427	109,804
-50 basis points	$4,546,335	$168,712	$4,607,420	$229,797